Nature of Operations and Organization (Details) (USD $)	0 Months Ended	12 Months Ended
	May 17, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Acquisitions
Equity method ownership interest (as a percent)		50.00%
Initial Public Offering
Proceeds from sale of common units, net of offering costs		$ 650,155,000	$ (642,000)	$ 74,759,000
General partner interest (as a percent)	0.10%	0.10%	0.10%
Common units
Initial Public Offering
Number of units sold in public offering	4,025,000
Price per unit of units sold in initial public offering (in dollars per share)	$ 21.00
Number of units redeemed	175,000
Units outstanding after completion of IPO	8,864,222	73,421,309	47,703,313
Common units | Repayment of advances under acquisition credit facility
Initial Public Offering
Number of units sold in public offering	3,850,000
Proceeds from sale of common units, net of offering costs	71,900,000
Offering costs	9,000,000
Common units | Redemption of common units
Initial Public Offering
Number of units sold in public offering	175,000
Proceeds from sale of common units, net of offering costs	$ 3,400,000
Subordinated units
Initial Public Offering
Units outstanding after completion of IPO	5,919,346	5,919,346	5,919,346
Retail propane and distillate operations
Acquisitions
Number of owned terminals		22
Retail propane and distillate operations | Minimum
Acquisitions
Number of states in which entity operates		20